Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	20,000,000	20,000,000	20,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock, Shares, Issued	6,910,717	6,802,464	4,300,000
Common Stock, Shares, Outstanding	6,910,717	6,802,464	4,300,000